Employment, Post-Employment Benefits and Share Compensation Plans - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
United Kingdom
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	€ 4,118	€ 3,926
United States
Employment, Post-Employment Benefits and Share Compensation Plans
Pension charge for the year	2,247	1,784
Germany
Employment, Post-Employment Benefits and Share Compensation Plans
Defined benefit obligation	€ 137	€ 645
France | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	63 years
France | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Retirement Age	65 years